2025 Quarterly Report | September 30, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
September 30, 2025 (unaudited)
Muirfield Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — 68 .2%
Communication Services — 7.5%
Alphabet Inc ....................... 155,607 37,898,085
Comcast Corp ...................... 14,977 470,577
Electronic Arts Inc ................... 5,891 1,188,215
EverQuote Inc
(1)
..................... 3,421 78,238
Marcus Corp/The .................... 1,518 23,544
Meta Platforms Inc ................... 39,364 28,908,134
Verizon Communications Inc ............ 104,438 4,590,050
Walt Disney Co/The .................. 63,587 7,280,712
80,437,555
Consumer Discretionary — 4.0%
Adient PLC
(1)
....................... 1,497 36,048
Amazon.com Inc
(1)
................... 44,915 9,861,986
Best Buy Co Inc ..................... 12,767 965,440
BorgWarner Inc ..................... 884 38,861
Bright Horizons Family Solutions Inc
(1)
...... 10,210 1,108,500
Brinker International Inc
(1)
.............. 11,150 1,412,482
Grand Canyon Education Inc
(1)
........... 1,933 424,332
J Jill Inc .......................... 2,242 38,450
Lear Corp ......................... 8,992 904,685
Lowe's Cos Inc ..................... 12,706 3,193,145
Monarch Casino & Resort Inc ............ 355 37,573
O'Reilly Automotive Inc
(1)
............... 55,133 5,943,889
Phinia Inc ......................... 730 41,960
Ralph Lauren Corp ................... 1,409 441,806
Strattec Security Corp
(1)
................ 2,439 165,998
Tapestry Inc ....................... 25,199 2,853,031
Tesla Inc
(1)
......................... 8,215 3,653,375
Texas Roadhouse Inc ................. 23,746 3,945,398
TJX Cos Inc/The ..................... 12,652 1,828,720
Winnebago Industries Inc .............. 1,074 35,915
Yum! Brands Inc ..................... 38,424 5,840,448
42,772,042
Consumer Staples — 1.8%
Cal-Maine Foods Inc .................. 6,397 601,958
Coca-Cola Consolidated Inc ............. 11,152 1,306,568
Costco Wholesale Corp ................ 15,901 14,718,443
Kroger Co/The ...................... 29,219 1,969,653
Sprouts Farmers Market Inc
(1)
............ 5,864 638,003
19,234,625
Energy — 0.7%
Civitas Resources Inc ................. 34,003 1,105,098
Devon Energy Corp ................... 40,272 1,411,936
Exxon Mobil Corp .................... 15,891 1,791,710
Kodiak Gas Services Inc ............... 45,918 1,697,589
PrimeEnergy Resources Corp
(1)
........... 637 106,398
SM Energy Co ...................... 22,034 550,189
Teekay Corp Ltd ..................... 3,592 29,383
Weatherford International PLC ........... 1,308 89,506
Williams Cos Inc/The ................. 6,351 402,336
7,184,145
Financials — 12.3%
Affiliated Managers Group Inc ........... 108 25,750
Ally Financial Inc .................... 30,167 1,182,546
American International Group Inc ......... 30,460 2,392,328
Bank of New York Mellon Corp/The ........ 154,467 16,830,724
Berkshire Hathaway Inc
(1)
.............. 101,679 51,118,100
BOK Financial Corp ................... 2,146 239,150
Capital One Financial Corp .............. 57,356 12,192,739
Customers Bancorp Inc
(1)
............... 44,353 2,899,356
Dave Inc
(1)
......................... 1,811 361,023
First American Financial Corp ............ 766 49,208
FirstCash Holdings Inc ................. 8,061 1,277,024
Mastercard Inc ..................... 25,009 14,225,369
Morningstar Inc ..................... 27,227 6,316,936
Northern Trust Corp .................. 16,230 2,184,558
Popular Inc ........................ 53,186 6,755,154
PROG Holdings Inc ................... 7,086 229,303
QCR Holdings Inc .................... 473 35,778
State Street Corp .................... 93,763 10,877,446
Stewart Information Services Corp ........ 1,196 87,691
Synchrony Financial .................. 35,551 2,525,899
Westamerica BanCorp ................. 1,499 74,935
131,881,017
Health Care — 4.2%
AbbVie Inc ........................ 23,325 5,400,671
Amgen Inc ........................ 33,575 9,474,865
Cardinal Health Inc ................... 10,715 1,681,826
Centene Corp
(1)
..................... 12,318 439,506
Elevance Health Inc .................. 7,643 2,469,606
Eli Lilly & Co ....................... 7,599 5,798,037
Encompass Health Corp ............... 14,667 1,863,002
Ensign Group Inc/The ................. 12,716 2,196,943
Gilead Sciences Inc .................. 71,327 7,917,297
Ionis Pharmaceuticals Inc
(1)
............. 342 22,374
Molina Healthcare Inc
(1)
................ 8,589 1,643,591
Regeneron Pharmaceuticals Inc .......... 1,854 1,042,449
UnitedHealth Group Inc ................ 13,882 4,793,455
Universal Health Services Inc ............ 4,535 927,135
45,670,757
Industrials — 9.9%
Alaska Air Group Inc
(1)
................. 4,364 217,240
Albany International Corp ............... 22,341 1,190,775

2025 Quarterly Report | September 30, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
September 30, 2025 (unaudited)
Allegion plc ........................ 11,664 2,068,610
AMETEK Inc ....................... 66,213 12,448,044
Argan Inc ......................... 1,973 532,809
ATI Inc
(1)
.......................... 397 32,292
Atkore Inc ......................... 6,801 426,695
Blue Bird Corp
(1)
..................... 1,180 67,909
Boise Cascade Co ................... 32,677 2,526,586
BWX Technologies Inc ................. 771 142,149
Carpenter Technology Corp ............. 1,076 264,201
Comfort Systems USA Inc .............. 1,468 1,211,364
Delta Air Lines Inc ................... 77,812 4,415,831
Dycom Industries Inc
(1)
................ 3,352 977,980
Eaton Corp PLC ..................... 23,618 8,839,037
EnerSys .......................... 6,150 694,704
FedEx Corp ........................ 510 120,263
GE Vernova Inc ..................... 1,499 921,735
Generac Holdings Inc
(1)
................ 1,116 186,818
General Dynamics Corp ................ 39,046 13,314,686
Hubbell Inc ........................ 17,235 7,416,393
Huntington Ingalls Industries Inc .......... 1,632 469,869
Johnson Controls International plc ......... 9,468 1,041,007
Lockheed Martin Corp ................. 16,107 8,040,775
MYR Group Inc
(1)
.................... 195 40,566
NEXTracker Inc
(1)
.................... 6,415 474,646
Northrop Grumman Corp ............... 11,994 7,308,184
PACCAR Inc ........................ 5,326 523,652
Power Solutions International Inc
(1)
........ 2,542 249,675
Primoris Services Corp ................ 19,648 2,698,260
Regal Rexnord Corp .................. 4,662 668,717
Rockwell Automation Inc ............... 5,373 1,878,025
Sensata Technologies Holding PLC ........ 10,908 333,239
SkyWest Inc
(1)
...................... 6,309 634,812
Southwest Airlines Co ................. 7,685 245,228
Textron Inc ........................ 7,807 659,613
Union Pacific Corp ................... 77,846 18,400,459
United Airlines Holdings Inc
(1)
............ 51,299 4,950,354
Valmont Industries Inc ................. 927 359,426
106,992,628
Information Technology — 23.9%
Amkor Technology Inc ................. 12,576 357,158
Apple Inc ......................... 187,647 47,780,556
Applied Materials Inc ................. 10,662 2,182,938
Avnet Inc ......................... 4,139 216,387
Broadcom Inc ...................... 47,317 15,610,351
Cisco Systems Inc ................... 50,183 3,433,521
Consensus Cloud Solutions Inc
(1)
.......... 4,942 145,147
Corning Inc ........................ 17,166 1,408,127
Dolby Laboratories Inc ................ 10,234 740,635
Dropbox Inc
(1)
...................... 22,873 690,993
Lam Research Corp .................. 6,145 822,815
Micron Technology Inc ................ 41,921 7,014,222
Microsoft Corp ...................... 134,746 69,791,691
Monolithic Power Systems Inc ........... 7,048 6,488,671
NetApp Inc ........................ 2,061 244,146
NVIDIA Corp ....................... 308,275 57,517,949
Oracle Corp ........................ 33,009 9,283,451
Photronics Inc
(1)
..................... 159,589 3,662,568
Pure Storage Inc
(1)
................... 3,603 301,967
QUALCOMM Inc ..................... 55,734 9,271,908
Ralliant Corp ....................... 11,887 519,818
Roper Technologies Inc ................ 12,630 6,298,455
SentinelOne Inc
(1)
.................... 1,747 30,765
Skyworks Solutions Inc ................ 16,842 1,296,497
Texas Instruments Inc ................. 54,230 9,963,678
TTM Technologies Inc
(1)
................ 3,670 211,392
Ubiquiti Inc ........................ 1,796 1,186,402
256,472,208
Materials — 1.4%
Anglogold Ashanti Plc ................. 2,733 192,212
Crown Holdings Inc .................. 34,205 3,303,861
Freeport-McMoRan Inc ................ 28,796 1,129,379
Newmont Corp ..................... 47,893 4,037,859
Nucor Corp ........................ 13,313 1,802,979
Packaging Corp of America ............. 6,048 1,318,041
Royal Gold Inc ...................... 10,782 2,162,653
Steel Dynamics Inc ................... 9,216 1,284,987
United States Lime & Minerals Inc ......... 169 22,232
15,254,203
Real Estate — 1.5%
Simon Property Group Inc .............. 63,668 11,948,574
Sun Communities Inc ................. 35,405 4,567,245
16,515,819
Utilities — 1.0%
Black Hills Corp ..................... 36,422 2,243,231
Consolidated Edison Inc ............... 11,638 1,169,852
National Fuel Gas Co .................. 40,492 3,740,246
NextEra Energy Inc ................... 8,409 634,795
Xcel Energy Inc ..................... 38,920 3,138,898
10,927,022
Total Common Stocks (United States)
(Cost $ 553,009,377 ) ................ 733,342,021
Warrants (United States) — 0 .0%
Chaparral Energy Inc B Warrants ,
Expiration Date 10/14/2025
(1) (2)
......... 7 0
Civitas Resources Inc ,
Expiration Date 1/20/2026
(1) (2)
.......... 28 0
Total Warrants (United States)
(Cost $ – ) ........................ 0

2025 Quarterly Report | September 30, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
September 30, 2025 (unaudited)
Money Market Registered Investment Companies — 30 .0%
Meeder Government Money Market Fund ,
3.99%
(3)
........................ 322,004,451 322,004,451
Total Money Market Registered Investment
Companies
(Cost $ 322,004,451 ) ................ 322,004,451
Total Investments — 98 .2%
(Cost $ 875,013,828 ) ................ 1,055,346,472
Other Assets less Liabilities — 1 .8% ....... 19,741,261
Total Net Assets — 100 .0% ............. 1,075,087,733
Trustee Deferred Compensation
(4)
Meeder Balanced Fund - Retail Class ....... 7,187 91,780
Meeder Conservative Allocation Fund - Retail
Class .......................... 1,991 46,726
Meeder Dynamic Allocation Fund - Retail Class 18,749 264,927
Meeder Muirfield Fund - Retail Class ....... 15,460 144,860
Total Trustee Deferred Compensation
(Cost $ 477,533 ) ................... 548,293
Long
(Short)
Contracts
Expiration
Date
Notional
Value of
Contracts
($)
Value and
Unrealized
Appreciation
(Depreciation)
($)
Futures Contracts
Index Futures
Mini MSCI EAFE Futures -
Dec 2025 ........ 1,231 12/19/25 171,435,215 (87,819)
Mini MSCI Emg Mkt
Futures - Dec 2025 .. 630 12/19/25 42,830,550 263,444
Russell 2000 Futures Mini
December 2025 .... 309 12/19/25 37,937,475 470,993
S&P 500 Mini Futures
December 2025 .... 173 12/19/25 58,290,188 517,049
S&P Mid Cap Futures
EMini December 2025 91 12/19/25 29,904,420 (190,526)
Total Futures Contracts . 2,434 340,397,848 973,141
(1) Represents non-income producing securities.
(2) Fair valued security deemed a Level 3 security. Security is not part of the investment strategy of the Fund.
(3) Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2025.
(4) Assets of affiliates to the Muirfield Fund held for the benefit of the Fund’s
Trustees in connection with the Trustee Deferred Compensation Plan.